Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
Valuation allowance	$ 5,600,000	$ 669,000
Tax credits	1,100,000
Unrecognized tax benefits impact on effective tax rate	404,000
Accrued interest and penalties associated with uncertain tax positions	0
Federal [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	22,500,000
Tax credits	$ 184,522
Tax credits expiration year	2033
State [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	$ 23,600,000
Tax credits	$ 309,845